Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule Representing Cash and Cash Equivalents

	2021 £m	2020 £m

Cash and bank balances	2,529	2,940

Cash equivalents	280	199

	2,809	3,139

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies
Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2021 £m	2020 £m

Functional currency	2,422	2,597

U.S. dollar	170	197

Euro	92	170

Other currencies	125	175

	2,809	3,139

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest
In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2021 £m	2020 £m

Cash and cash equivalents as above	2,809	3,139

Less overdrafts and accrued interest	(346)	(251)

Net cash and cash equivalents	2,463	2,888